Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥) shares
Summary of Significant Accounting Policies [Line Items]
Technical development, advisory and others percentage	2.00%	2.00%	2.00%
Other income	¥ 703	$ 97	¥ 459
Advertising and market promotion expenses	¥ 2,045	$ 281	¥ 465
Value added tax percentage	13.00%	13.00%
Non-controlling interests, description	As of June 30, 2024, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in SXFJ, 49% non-controlling shareholders’ interests in Scienjoy Verse, 10% non-controlling shareholders’ interests in SJ Verse, 49% non-controlling shareholders’ interests in Scenovo SG and 30% non-controlling shareholders’ interests in Techjoy SG.	As of June 30, 2024, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in SXFJ, 49% non-controlling shareholders’ interests in Scienjoy Verse, 10% non-controlling shareholders’ interests in SJ Verse, 49% non-controlling shareholders’ interests in Scenovo SG and 30% non-controlling shareholders’ interests in Techjoy SG.
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation	1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation	7.2672	7.2672
Restricted Stock Units (RSUs) [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share (in Shares)	296,543	296,543	212,608